Initial Public Offering	12 Months Ended
Dec. 31, 2025
Initial Public Offering [Abstract]
Initial Public Offering

Note 3—Initial Public Offering

Pursuant to the Initial Public Offering, the Company sold 27,600,000 Class A ordinary shares, including 3,600,000 Class A ordinary shares issued pursuant to the full exercise of the underwriter’s over-allotment option, at a price of $10.00 per share.